LK Balanced Fund
Schedule of Investments
March 31, 2024 (Unaudited)

	Shares	Value
Common Stocks — 65.0%
Communication Services — 4.4%
Alphabet - Class C (1)	4,000	$609,040
Walt Disney	6,000	734,160
		1,343,200
Consumer Discretionary — 3.7%
Asbury Automotive Group, Inc. (1)	824	194,283
LKQ	12,200	651,602
MarineMax (1)	9,000	299,340
		1,145,225
Consumer Staples — 2.6%
Crimson Wine Group (1)	29,000	167,910
Hershey	3,300	641,850
		809,760
Energy — 10.3%
Chevron	4,000	630,960
Civitas Resources	5,000	379,550
Phillips 66	6,300	1,029,042
Texas Pacific Land	1,950	1,128,095
		3,167,647
Financials — 18.5%
Aflac	9,000	772,740
Arthur J. Gallagher	4,000	1,000,160
Berkshire Hathaway - Class A (1)	2	1,268,879
Berkshire Hathaway - Class B (1)	1,000	420,520
Brookfield Asset Management	5,250	220,605
Brookfield Corp.	7,000	293,090
Cullen/Frost Bankers	5,500	619,135
Fifth Third Bancorp	18,000	669,780
Nelnet, Inc. - Class A	4,500	425,925
		5,690,834
Health Care — 14.1%
Charles River Laboratories International (1)	2,600	704,470
Elevance Health	1,000	518,540
Enovis Corp. (1)	5,000	312,250
HCA Healthcare, Inc.	2,200	733,766
Johnson & Johnson	4,500	711,855
Pfizer	15,000	416,250
Thermo Fisher Scientific	1,600	929,935
		4,327,066
Industrials — 5.4%
Canadian Pacific Kansas City	8,000	705,360
Lincoln Electric Holdings	3,100	791,864
MSC Industrial Direct Co. - Class A	1,820	176,613
		1,673,837
Information Technology — 4.8%
Keysight Technologies (1)	1,700	265,846
Microsoft	2,850	1,199,052
		1,464,898
Materials — 1.1%
Vulcan Materials	1,200	327,504

Total Common Stocks
(Cost $8,328,546)		19,949,971

	Principal Amount	Value

Corporate Bonds — 21.4%
Communication Services — 1.0%
TWDC Enterprises 18
3.000%, 02/13/2026	325,000	313,517

Consumer Discretionary — 5.4%
Genuine Parts Co.
6.500%, 11/01/2028	500,000	528,755
Lowe's Companies
3.375%, 09/15/2025	500,000	487,427
Newell Brands
3.900%, 11/01/2025	250,000	239,566
Tractor Supply
1.750%, 11/01/2030	500,000	405,753
		1,661,501
Consumer Staples — 1.6%
JM Smucker
3.500%, 03/15/2025	500,000	490,323

Financials — 4.7%
Charles Schwab
5.375% (5 Year CMT Rate + 4.971%), 06/01/2025	500,000	497,689
Old Republic International
3.875%, 08/26/2026	500,000	483,836
Prudential Financial
5.125% (5 Year CMT Rate + 3.162%), 03/01/2052	500,000	470,006
		1,451,531
Health Care — 3.1%
Cardinal Health
3.500%, 11/15/2024	500,000	493,015
Laboratory Corporation of America Holdings
1.550%, 06/01/2026	500,000	463,408
		956,423
Industrials — 2.3%
Boeing
2.196%, 02/04/2026	500,000	468,434
Hexcel
4.950%, 08/15/2025	250,000	245,862
		714,296
Information Technology — 1.6%
Keysight Technologies
4.550%, 10/30/2024	250,000	248,272
KLA
4.650%, 11/01/2024	250,000	248,834
		497,106
Utilities — 1.6%
Black Hills
1.037%, 08/23/2024	500,000	491,227
Total Corporate Bonds
(Cost $6,771,805)		6,575,924

	Principal Amount	Value
U.S. Government Notes/Bonds — 4.8%
United States Treasury Note/Bond
2.500%, 05/15/2024	500,000	498,269
2.375%, 08/15/2024	500,000	494,516
2.250%, 11/15/2024	500,000	490,952
		1,483,737
	Principal Amount	Value
U.S. Government Agency Issue — 1.6%
United States of America
5.000%, 01/26/2034	500,000	498,713
Total U.S. Government Agency Issues
(Cost $500,000)		498,713
Total U.S. Government Notes/Bonds
(Cost $1,484,316)		1,483,737

Total Investments — 96.7%
(Cost $18,291,025)		29,714,703
Other Assets in Excess of Liabilities, Net — 3.3%		1,001,073
Total Net Assets — 100.0%		$30,715,776

Percentages are stated as a percent of net assets.

(1)	Non-income producing security.

Investment Valuation

Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under procedures, subject to oversight by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stock	$19,949,972	$–	$–	$19,949,972
Corporate Bonds	–	6,575,924	–	6,575,924
U.S. Government Agency Issues	–	498,713	–	498,713
U.S. Government Notes/Bonds	–	1,483,737	–	1,483,737
Short-Term Investments	1,206,358	–	–	1,206,358
Total Investments	$21,156,330	$8,558,373	$–	$29,714,703